Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests - Footnotes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 24, 2013	Feb. 06, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments attributable to noncontrolling interests	$ 3	$ (62)	$ (7)
Zoetis [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage offered in IPO				80.20%
IPO [Member] | Zoetis [Member] | Subsidiaries [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage offered in IPO					19.80%